Non-current assets of disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2021
Disclosure Non-current asset held for sale and discontinued operations [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
Note 14 Non-current assets of disposal groups classified as held for sale

a) International Business Operating segment

During September 2015, the Board of subsidiary Saenz Briones & Cía. S.A.I.C. authorized the sale of property located in Luján de Cuyo city, Province of Mendoza, Argentina. At the date of issuance of these Consolidated Financial Statements the administration is still committed with a sale plan for this property. In order to to seek out a buyer and keep high probabilities to sale it the subsidiary has changed the Real Estate Broker.

b) Wine Operating segment

In 2015, the Board of Viña Valles de Chile S.A. (“VVCH”) which is Viña San Pedro Tarapacá S.A., authorized the sale of certain fixed assets located in Rengo city, Provincia de Cachapoal, Sexta Región. As of December 21, 2020 the Administration has signed a sale contract and has an active plan for the sale of these assets.

As described in
Note 2 - Summary of significant accounting policies, 2.18
, non-current assets of disposal groups classified as held for sale have been recorded at the lower of carrying amount and fair value less cost to sale on December 31, 2021:

Assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Land	1,848,903	1,752,783
Constructions	420,487	359,414
Machinery	13,330	9,130
Total	2,282,720	2,121,327